Going Concern (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (3,278,915)	$ (1,118,870)
Cash Investment Needed	$ 2,000,000